FAIR VALUE OF INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2014
FAIR VALUE OF INVESTMENTS
Summary of the valuation of the Fund's investments
Investment in
Portfolio Funds	Total	Level I	Level II	Level III

December 31, 2014	$219,599,631	$—	$219,599,631	$—
December 31, 2013	$297,556,960	$—	$297,556,960	$—